Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERGER FUND VL
Entity Central Index Key	0001208133
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000014130 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund® VL
Class Name	Class I
Trading Symbol	MERVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Merger Fund® VL (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$70	1.41%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%
Net Assets	$ 23,816,000
Holdings Count | Holding	532
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$23,816
Total number of portfolio holdings	532
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	81.3%
Financial	18.7%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	72.3%
Cash and Stock	27.1%
Stock with Fixed Exchange Ratio	0.6%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
Asset Allocation(1)
Communication Services	35%
Industrials	30
Health Care	8
Financials	7
Energy	7
Consumer Discretionary	5
Information Technology	4
Utilities	3
Consumer Staples	2
Total	100%
(1)	Percentage of total investments as of June 30, 2026.